LEASES (Schedule of Amounts of Recognized in Profit or Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement Line Items [Line Items]
Interest on lease liabilities | ¥		¥ 38		¥ 60
Depreciation charge of right-of-use assets (Note 11) | ¥		976		1,187
Expense relating to short-term leases (included in administrative expenses) (Note 11) | ¥		97		46
Total amount recognized in profit or loss | ¥		¥ 1,111		¥ 1,293
USD [Member]
Statement Line Items [Line Items]
Interest on lease liabilities | $	$ 6
Depreciation charge of right-of-use assets (Note 11) | $	149		$ 182
Expense relating to short-term leases (included in administrative expenses) (Note 11) | $	15
Total amount recognized in profit or loss | $	$ 170